Commitments (Tables)	9 Months Ended	12 Months Ended
	May 31, 2023	Aug. 31, 2022
Commitments
Summary of amount of the minimum fixed and determinable portion of the unconditional purchase obligations over the next years

$
2023	1,222,198
2024	4,052,051

$
2023	4,350,104
2024	2,253,394

Summary of undiscounted lease commitments	The Company’s undiscounted lease commitments related to this lease are as follows as at May 31, 2023:

$
2024	67,990
2025	164,536
2026	167,827
2027 and thereafter	448,815

$
2023	105,000
2024	159,000
2025	162,000
2026	165,000
2027 and thereafter	225,000